Leases	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Leases
22.
Leases

Movements in the Group’s lease liabilities during the year are as follows:

	2026	2025
	US$M	US$M
At the beginning of the financial year	2,953	3,116
Additions	1,111	870
Remeasurements of index-linked freight contracts	340	(297)
Lease payments	(1,172)	(881)
Foreign exchange movement	71	(13)
Amortisation of discounting	194	169
Transfers and other movements	(1)	(11)
At the end of the financial year	3,496	2,953
Comprising:
Current liabilities	934	641
Non-current liabilities	2,562	2,312

A significant proportion by value of the Group’s lease contracts relate to plant facilities, office buildings and vessels. Lease terms for plant facilities and office buildings typically run for over 10 years and vessels from four to 10 years. Other leases include port facilities, various equipment and vehicles. The lease contracts contain a wide range of different terms and conditions including extension and termination options and variable lease payments.

The Group’s lease obligations are included in the Group’s Interest bearing liabilities and, with the exception of vessel lease contracts that are priced with reference to a freight index, form part of the Group’s net debt.

Refer to note 21 ‘Net debt’ for maturity profile of lease liabilities based on the undiscounted contractual amounts.

At 30 June 2026, commitments for leases not yet commenced based on undiscounted contractual amounts were US$506 million (2025: US$844 million).

Movements in the Group’s right-of-use assets during the year are as follows:

	2026			2025
	Land and buildings	Plant and equipment	Total	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	439	2,214	2,653	490	2,218	2,708
Additions	87	1,024	1,111	26	844	870
Remeasurements of index-linked freight contracts	–	340	340	–	(210)	(210)
Depreciation expensed during the period	(75)	(961)	(1,036)	(75)	(642)	(717)
Impairments for the year	–	(29)	(29)	–	–	–
Transfers and other movements	–	(9)	(9)	(2)	4	2
At the end of the financial year	451	2,579	3,030	439	2,214	2,653
– Cost	838	5,682	6,520	764	4,690	5,454
– Accumulated depreciation and impairments	(387)	(3,103)	(3,490)	(325)	(2,476)	(2,801)

Right-of-use assets are included within the underlying asset classes in Property, plant and equipment. Refer to note 11 'Property, plant and equipment'.

Amounts recorded in the income statement and the cash flow statement for the year were:

	2026	2025	2024	Included within
	US$M	US$M	US$M
Income statement
Depreciation of right-of-use assets	1,036	717	717	Profit from operations
Short-term, low-value and variable lease costs[1]	860	844	916	Profit from operations
Interest on lease liabilities	194	169	181	Financial expenses

Cash flow statement
Principal lease payments	978	712	656	Cash flows from financing activities
Lease interest payments	194	169	181	Cash flows from operating activities

[1]
Relates to US$734 million of variable lease costs (2025: US$777 million; 2024: US$792 million), US$101 million of short-term lease costs (2025: US$43 million; 2024: US$96 million) and US$25 million of low-value lease costs (2025: US$24 million; 2024: US$28 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.

Recognition and measurement

All leases with the exception of short-term (under 12 months) and low-value leases are recognised on the balance sheet, as a right-of-use asset and a corresponding interest bearing liability. Lease liabilities are initially measured at the present value of the future lease payments from the lease commencement date and are subsequently adjusted to reflect the interest on lease liabilities, lease payments and any remeasurements due to, for example, lease modifications or a change to future lease payments linked to an index or rate. Lease payments are discounted using the interest rate implicit in the lease or, where the rate is not readily determinable, the interest payments are discounted at the Group’s weighted average incremental borrowing rate, adjusted to reflect factors specific to the lease, including where relevant the currency, tenor and location of the lease.

In addition to containing a lease, the Group’s contractual arrangements may include non-lease components. For example, certain mining services arrangements involve the provision of additional services, including maintenance, drilling activities and the supply of personnel. The Group has elected to separate these non-lease components from the lease components in measuring lease liabilities. Non-lease components are accounted for in accordance with the accounting policies applied to each underlying good or service received.

Low-value and short-term leases are expensed to the income statement. Variable lease payments not dependent on an index or rate are excluded from lease liabilities, and expensed to the income statement.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost will initially correspond to the lease liability, adjusted for initial direct costs, lease payments made prior to lease commencement, capitalised provisions for closure and rehabilitation and any lease incentives received.

The lease asset and liability associated with all index-linked freight contracts, including continuous voyage charters (CVCs), are measured at each reporting date based on the prevailing freight index (generally the Baltic C5 index).

Where the Group is the operator of an unincorporated joint operation and all investors are parties to a lease, the Group recognises its proportionate share of the lease liability and associated right-of-use asset. In the event the Group is the sole signatory to a lease, and therefore has the sole legal obligation to make lease payments, the lease liability is recognised in full. Where the associated right-of-use asset is sub-leased (under a finance sub-lease) to a joint operation, for instance where it is dedicated to a single operation and the joint operation has the right to direct the use of the asset, the Group (as lessor) recognises its proportionate share of the right-of-use asset and a net investment in the lease, representing amounts to be recovered from the other parties to the joint operation. If the Group is not party to the head lease contract but sub-leases the associated right-of-use asset (as lessee), it recognises its proportionate share of the right-of-use asset and a lease liability which is payable to the operator.

Key judgements and estimates

Judgements: Certain contractual arrangements not in the form of a lease require the Group to apply significant judgement in evaluating whether the Group controls the right to direct the use of assets and therefore whether the contract contains a lease. Management considers all facts and circumstances in determining whether the Group or the supplier has the rights to direct how, and for what purpose, the underlying assets are used in certain mining contracts and other arrangements, including outsourcing and shipping arrangements. Judgement is used to assess which decision-making rights mostly affect the benefits of use of the assets for each arrangement.

Where a contract includes the provision of non-lease services, judgement is required to identify the lease and non-lease components.

Estimates: Where the Group cannot readily determine the interest rate implicit in the lease, estimation is involved in the determination of the weighted average incremental borrowing rate to measure lease liabilities. The incremental borrowing rate reflects the rates of interest a lessee would have to pay to borrow over a similar term, with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. Under the Group’s portfolio approach to debt management, the Group does not specifically borrow for asset purchases. Therefore, the incremental borrowing rate is estimated referencing the Group’s corporate borrowing portfolio and other similar rated entities, adjusted to reflect the terms and conditions of the lease (including the impact of currency, credit rating of subsidiary entering into the lease and the term of the lease), at the inception of the lease arrangement or the time of lease modification.

The Group estimates stand-alone prices, where such prices are not readily observable, in order to allocate the contractual payments between lease and non-lease components.